LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Long-term Debt [Line Items]
Long-term debt, net		$ 2,024,569	$ 2,163,347
Current portion of long-term debt, net		0	(21,597)
Non current portion of long-term debt, net		2,024,569	2,141,750
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		0	221,369
SCC 7.000% Senior Notes, due 2027 [Member] | Senior Secured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		348,404	347,138
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		498,418	497,701
SCF 5.000% Senior Notes, due 2029 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		1,097,682	1,097,010
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Term Loan Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net		129	129
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[1]	29,944	0
SCC 2024 Revolving Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[2]	$ 49,992	$ 0

[1]	As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC 2021 Revolving Facility of $248 and $308, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.
[2]	As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facilities of $6,836 and $8,484, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.